Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 6 - Stockholders’ Equity

On September 5, 2019, the Company filed a second Registration Statement on Form S-1 seeking to register 6,454,000 shares. The second Registration Statement was declared effective by the SEC on December 20, 2019.

During the three months ended March 31, 2020, Company issued 6,186,633 shares of Common Stock (including 24,219 pro-rata commitment shares) under the Purchase Agreement with Cavalry resulting in aggregate proceeds of approximately $0.4 million

Note 6 - Stockholders’ Equity

Amendment to Articles of Incorporation

On April 5, 2019, the Company filed a Certificate of Amendment to its Articles of Incorporation (the “Amendment”) with the Nevada Secretary of State to effect a one-for 30 reverse split of the Company’s class of common stock. The Amendment took effect on April 9, 2019. No fractional shares were or will be issued or distributed as a result of the Amendment. Fractional shares resulting from the reverse split were rounded up to the nearest whole share. Numbers of shares of the Company’s preferred stock were not affected by the Reverse Stock Split; however, the conversion ratios have been adjusted to reflect the Reverse Stock Split. The financial statements have been retroactively restated to reflect the reverse stock split.

2019 Activities

On April 18, 2019, the Company issued 16,860 shares of Common Stock in connection with the one-for 30 reverse split resulting from the rounding up of fractional shares of Common Stock to the whole shares of Common Stock.

During 2019, the Company issued 4,374,741 shares of Common Stock (including 333,334 commitment shares and 68,532 pro-rata commitment shares) under the Purchase Agreement with Cavalry resulting in aggregate proceeds of approximately $1.16 million.

During 2019, the Company issued 725,564 shares of Common Stock for the cash exercise of Series A Warrants, Additional Warrants, and Bonus Warrants resulting in aggregate proceeds of $228 thousand to the Company.

During 2019, the Company issued a total of 1,931,788 shares of the Company’s Common Stock for the conversion of approximately $218,000 of principal on the Convertible Note.

Equity Line Purchase Agreement

On May 13, 2019, the Company entered into an equity line purchase agreement with Cavalry Fund I LP (“Cavalry”) (the “Purchase Agreement”) pursuant to which Cavalry agreed to purchase from the Company, at Company’s sole discretion, up to $10,000,000 of common stock (subject to certain limitations) from time to time over a 36-month period. In consideration for entering into the $10 million Purchase Agreement, the Company issued to Cavalry 333,334 shares of common stock as a commitment fee and will issue up to 583,334 shares of common stock pro rata as Cavalry purchases additional shares.

Concurrently with the execution of the Purchase Agreement on May 13, 2019, the Company and Cavalry also entered into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”), no later than May 23, 2019 to register for resale by Cavalry under the Securities Act of 1933 (the “Act”), the shares of common stock that the Company may elect to issue and sell to Cavalry from time to time under the Purchase Agreement. The Registration Rights Agreement provides that in the event the Company is unable to register sufficient shares under the Registration Statement, the Company will be required to file additional registration statements such that sufficient registered shares are available for issuance and sale to Cavalry under the Purchase Agreement.

The Company filed a Registration Statement on Form S-1 seeking to register 4,374,741 shares. The Registration Statement was declared effective by the SEC on May 28, 2019. Provided the Registration Statement remains current and effective and the conditions set forth in the Purchase Agreement are satisfied, the Company may, from time to time and at its sole discretion, direct Cavalry to purchase shares of the Company’s common stock during trading hours (“Intraday Puts”) and after trading hours until 7 p.m. New York time (“Aftermarket Puts”) (either an Intraday Put or an Aftermarket Put may be referred to as a “Put”). The Company may make multiple Puts each day subject to delivery of the shares associated with prior Puts.

The number of shares that may be sold under an Intraday Put shall be equal to the total daily trading dollar volume (“Daily Trading Dollar Volume”) for the trading day prior to the applicable Put date, divided by the Intraday Purchase Price (such shares being the “Intraday Put Share Limit”). The “Intraday Purchase Price” means the lower of: (i) 94% of the lowest sale price on the trading day prior to the applicable Put date, and (ii) 94% of the arithmetic average of the three lowest closing prices for the Company’s common stock during the 12 consecutive trading days ending on the Trading Day immediately preceding such Put date.

The number of shares that may be sold under an Aftermarket Put shall be equal to the Daily Trading Dollar Volume, divided by the Aftermarket Put Price (such shares being the “Aftermarket Put Share Limit”). The “Aftermarket Put Price” means: the lower of: (i) the lowest Sale Price on the applicable Put date, and (ii) the arithmetic average of the three lowest closing prices for the Company’s common stock during the 12 consecutive trading days ending on the trading day immediately preceding such Put date.

Upon mutual agreement of Cavalry and the Company and subject to written confirmation by Cavalry that such agreement will not result in violation of the 4.99% beneficial ownership limitation, the Company may increase the Intraday Put Share Limit or the Aftermarket Put Share Limit, as applicable, for any Put to include an amount equal to $2,000,000 in Put shares at the applicable Purchase Price, in each case in addition to the applicable Intraday Put Share Limit or Aftermarket Put Share Limit. In all instances, the Company may not sell shares of its common stock to Cavalry under the Purchase Agreement if it would result in Cavalry beneficially owning more than 4.99% of the Company’s common stock or if the closing price the trading day immediately preceding the Put date is below $0.005.

As of December 31, 2019, the Company sold all 4,374,741 shares available for sale under the Registration Statement for total proceeds of $1,162,000, net of cost of $12,625.

On September 5, 2019, the Company filed a second Registration Statement on Form S-1 seeking to register 6,454,000 shares. The second Registration Statement was declared effective by the SEC on December 20, 2019. As of December 31, 2019, the Company sold 267,367 shares available for sale under the second Registration Statement for total proceeds of $15,986.

2018 Activities

On January 1, 2018, the Company issued 172,513 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.

On April 20, 2018, the Company issued 13,073 shares of Common Stock upon the conversion of 1,961 shares of Series C-1 Convertible Preferred stock.

On April 23, 2018, the Company issued 39,220 shares of Common Stock upon the conversion of 5,883 shares of Series C-1 Convertible Preferred stock.

On April 24, 2018, the Company issued 84,973 shares of Common Stock upon the conversion of 12,746 shares of Series C-1 Convertible Preferred stock.

On July 23, 2018, the Company issued 8,961 shares of Common Stock for the cashless exercise of 18,518 warrants.

On October 11, 2018 the Company issued four investors each 458,333 Series C Warrants or 1,833,333 warrants in aggregate. These Series C Warrants were not lawfully issued in accordance with the Nevada Revised Statutes (“NRS”).

On October 25, 2018 the Company and each of the four investors who hold the Series C Warrants agreed to cancel the Series C Warrants for no consideration. Accordingly, the Series C Warrants are not outstanding.

On November 13, 2018, pursuant to the Amendment to Securities Agreement dated December 7, 2017, the Company temporarily reduced the exercise price of 133,333 Series A Warrants from $0.085 to $0.02 (the “Offer”). The offer was made to all four investors who are record holders of the Series A Warrants on identical terms. Each investor had the option to exercise up to 33,333 Series A Warrants at the lower exercise price.

Over the course of November 13 through November 16, 2018, the Company issued 95,000 shares of Common Stock for the cash exercise of Series A Warrants through the Offer resulting in aggregate proceeds of $57,000 to the Company.

Stock Purchase Warrants

The following is a summary of warrant activity for the year ended December 31, 2019 and 2018:

Number of Warrants
Outstanding as of December 31, 2017	2,068,831
Issuance of Series C Warrants	1,833,333
Cancellation of Series C Warrants for no consideration	(1,833,333)
Cashless warrant exercise	(18,519)
Warrants exercise for cash	(94,999)
Expiration of warrant	(39)
Outstanding as of December 31, 2018	1,955,274
Warrants exercise for cash	(725,564)
Expiration of warrant	(291,806)
Outstanding as of December 31, 2019	937,904